Document and Entity Information	0 Months Ended
Sep. 30, 2014
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2014
Registrant Name	FIRST INVESTORS INCOME FUNDS
Central Index Key	0000740967
Amendment Flag	false
Document Creation Date	Apr. 13, 2015
Document Effective Date	Apr. 13, 2015
Prospectus Date	Jan. 31, 2015